Advances for Vessels under Construction and Acquisitions (Table) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2017 USD ($)
Balance, December 31, 2016	$ 0
Balance, June 30, 2017	60,824
Advances for vessels under construction and acquisitions
Balance, December 31, 2016	0
Advances for vessels under construction and related costs	60,824
Balance, June 30, 2017	$ 60,824